Equity (Details Textual) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands										1 Months Ended		2 Months Ended	12 Months Ended
	Sep. 07, 2017 ILS (₪) shares	Sep. 07, 2017 USD ($) $ / shares shares	May 09, 2017	Apr. 04, 2017 shares	Jul. 28, 2016 ILS (₪) Share shares	Jul. 28, 2016 ILS (₪) Share $ / shares	May 16, 2016 shares	Feb. 28, 2016 ILS (₪) shares	Feb. 28, 2016 $ / shares	Jun. 30, 2015 ILS (₪) shares	Apr. 20, 2015 ILS (₪)	Aug. 16, 2017 ₪ / shares shares	Dec. 31, 2017 ILS (₪) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Equity (Textual)
Proceeds net of issuance costs | ₪	₪ 11,695										₪ 6,292
Net of treasury shares													2,686,693	2,686,693
Number of ordinary shares												1
Issuance of share												516,574
Published offering, description											The Company published an offering under the shelf registration statement and prospectus dated November 25, 2014, pursuant to which the public was offered up to 4,500,000 shares and up to 4,500,000 options (Series 1), exercisable into 4,500,000 ordinary shares of the Company. The Company exercised its right for an over-allotment not to exceed 15% of the total securities offered through the offering, such that in total, the Company issued 4,523,500 ordinary shares and 4,523,500 options (Series 1) of the Company.
Gross proceeds from sale of security | ₪											₪ 6,604
Options exercised										341,073
Exercise of share options and warrants | ₪										₪ 104			₪ 1,432		₪ 7	₪ 104
Private placement of shares and warrants | ₪								₪ 8,000
Unlisted warrants exercisable								1,927,801
Warrants exercisable term								12 months
Private placement allotted shares							287,769
Gross proceeds | ₪	15,214				₪ 32,107
Unlisted warrants							95,923
Issuance costs | ₪	13,970				25,820
Fair value of the trade warrants | ₪	₪ 2,481				3,173	₪ 3,173
Consideration | ₪					23,269
Financial expenses					₪ 622								₪ (3,892)	$ (1,123)	₪ (33)	₪ (79)
Issued ordinary shares								5,783,437
Non-tradable warrants, share	265,568	265,568
Description of options term			The terms of the options (Series 1): (i) extension of the expiration date options (Series 1) to a date that is 80 days from court approval for such of the exercise period of the options (Series 1) (i.e. August 17, 2017, following court approval), and (ii) reduction in the exercise price of the options (Series 1) from NIS 1.85 per option to NIS 1.20 per option, in accordance with Section 350 of the Israeli Companies Law. On May 29, 2017, the court approved the changes to the options (Series 1). Due to the change in terms, the fair value of the options (Series 1) changed in NIS 2,008. On August 17, 2017 the options (Series 1) expired.
Investors, share	531,136	531,136
Purchase of non-tradable warrants	265,568	265,568
Direct offering | $ / shares		$ 8.10
Agent fees | $		$ 140
Warrants to purchase					969,231
Inintial public offiering of ADS shares					1,292,308
Warrants exercisable, description					Each Listed Warrants is exercisable into one ADS, for a period of five years at an exercise price of US$ 7.50 per warrant.
Unlisted options										341,073
Warrant exercise price | (per share)						₪ 6.5			$ 2.1			₪ 1.20
Over Allotment [Member]
Equity (Textual)
Warrants to purchase					145,385
Inintial public offiering of ADS shares					193,846
Warrants exercisable, description					ADSs at a price of US$ 6.038 per ADS and/or an additional Listed Warrants to purchase 145,385 ADSs, on the same terms as the warrants issued to the public, at a price of US$ 0.007 per warrant.
Listed shares					65,890
Underwriters arrangement [Member] | Non Tradeable Warrants [Member]
Equity (Textual)
Warrants exercisable term	1 year	1 year
Issuance costs | $		$ 204
Number of warrants exercisable | Share					77,538	77,538
Non-tradable warrants, description					The Company issued to the underwriters unlisted warrants to purchase 77,538 ADSs at an exercise price of $8.80 per warrant convertible at a 1:1 ratio and exercisable for a period of four years.
Purchase of non-tradable warrants	7,492	7,492		61,487
Warrants exercisable, description	The investor warrants except they have an exercise price of $10.125 per ADS.	The investor warrants except they have an exercise price of $10.125 per ADS.
Warrant exercise price | $ / shares		$ 12.07